Borrowings and SAFE Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Borrowings and SAFE Agreements [Abstract]
Borrowings and SAFE Agreements

(13) Borrowings and SAFE Agreements

The Company’s borrowings consisted of the following (in thousands):

	As of
	March 31,	December 31,
	2024	2023
2018 Bridge Notes	$11,376	$11,031
Revolver Loan	5,290	5,168
Secured Credit Facility	12,699	12,158
Polar Settlement Agreement	—	300
Total Notes payable	29,365	28,657
Debt in CS Solis	35,840	33,280
Total notes payable and convertible notes, net	65,205	61,937
Less current portion	(65,205)	(61,937)
Notes payable and convertible notes, net of current portion	$—	$—

Notes Payable

2018 Bridge Notes

In December 2018, Solaria Corporation issued senior subordinated convertible secured notes (“2018 Notes”) totaling approximately $3.4 million in exchange for cash. The notes bear interest at the rate of 8% per annum and the investors are entitled to receive twice the face value of the 2018 Notes at maturity. The 2018 Notes are secured by substantially all of the assets of Solaria Corporation. In 2021, the 2018 Notes were amended extending the maturity date to December 13, 2022. In connection with the 2021 amendment, Solaria had issued warrants to purchase shares of Series E-1 redeemable convertible preferred stock of Solaria. The warrants were exercisable immediately in whole or in part at and expire on December 13, 2031. As part of the Business Combination with Complete Solar, all the outstanding warrants issued to the lenders were assumed by the parent company, Complete Solaria. The 2018 Notes are secured by substantially all of the assets of Complete Solaria.

In December 2022, the Company entered into an amendment to the 2018 Bridge Notes extending the maturity date from December 13, 2022 to December 13, 2023, and the 2018 Notes remain outstanding as of March 31, 2024. In connection with the amendment, the 2018 Notes will continue to bear interest at 8% per annum and are entitled to an increased repayment premium from 110% to 120% of the principal and accrued interest at the time of repayment.

The Company concluded that the amendment represented a troubled debt restructuring as the Company was experiencing financial difficulty, and the amended terms resulted in a concession to the Company. As the future undiscounted cash payments under the modified terms exceeded the carrying amount of the 2018 Notes on the date of modification, the modification was accounted for prospectively. The incremental repayment premium is being amortized to interest expense using the effective interest rate method. As of March 31, 2024 and December 31, 2023, the carrying value of the 2018 Notes was $11.4 million and $11.0 million, respectively. Interest expense recognized for the thirteen-week periods ended March 31, 2024 and April 2, 2023 was $0.3 million and $0.3 million, respectively. As of March 31, 2024, the carrying value of the 2018 Notes approximates their fair value.

Revolver Loan

In October 2020, Solaria entered into a loan agreement (“SCI Loan Agreement”) with Structural Capital Investments III, LP (“SCI”).

The SCI Loan Agreement is comprised of two facilities, a term loan (the “Term Loan”) and a revolving loan (the “Revolving Loan”) (together “Original Agreement”) for $5.0 million each with a maturity date of October 31, 2023. Both the Term Loan and the Revolving Loan were fully drawn upon closing. The Term Loan was repaid prior to the acquisition of Solaria by Complete Solar and was not included in the Business Combination.

The Revolving Loan has a term of thirty-six months, with the principal due at the end of the term and an annual interest rate of 7.75% or Prime rate plus 4.5%, whichever is higher. The SCI Loan Agreement requires the Company to meet certain financial covenants relating to the maintenance of specified restricted cash balance, achieve specified revenue targets and maintain specified contribution margins (“Financial Covenants”) over the term of the Revolving Loan. The Revolving Loan is collateralized by substantially all assets and property of the Company.

In the years ended December 31, 2022 and December 31, 2021, Solaria entered into several Amended and Restated Loan and Security Agreements with SCI to forbear SCI from exercising any rights and remedies available to it as a result of the Company not meeting certain Financial Covenants required by the Original Agreement. As a result of these amendments changes were made to the Financial Covenants, and Solaria recorded a total of $1.9 million in amendment fees which amount was recorded in Other Liabilities, and this liability was included in the assumed liabilities for purchase price accounting.

Solaria had historically issued warrants to purchase shares of Series E-1 redeemable convertible preferred stock of Solaria (“SCI Series E-1 warrants”). The warrants were fully exercisable in whole or in part at any time during the term of the Original agreement. As part of the Business Combination with Complete Solar, all the outstanding SCI Series E-1 warrants were assumed by the parent company, Complete Solaria.

The Revolving Loan outstanding on the date of the Business Combination was fair valued at $5.0 million for the purpose of purchase price accounting. The Revolving Loan principal balance at March 31, 2024 and December 31, 2023 amounted to $5.3 million and $5.1 million, respectively. Interest expense recognized for the thirteen-week periods ended March 31, 2024 and April 2, 2023 was $0.1 million and $0.1 million, respectively. The Company was in compliance with all the Financial Covenants as of March 31, 2024.

In October 2023, the Company entered into an Assignment Agreement whereby Structural Capital Investments III, LP assigned the SCI debt to Kline Hill Partners Fund LP, Kline Hill Partners IV SPV LLC, Kline Hill Partners Opportunity IV SPV LLC, (collectively “Kline Hill”) and Rodgers Massey Revocable Living Trust for a total purchase price of $5.0 million. The Company has identified this arrangement as a related party transaction, as discussed in Note 18 – Related Party Transactions. The SCI Revolving Loan continued to remain outstanding as of March 31, 2024 and is currently being renegotiated. On May 1, 2024, the Company entered into an agreement with Kline Hill that will cancel this obligation upon satisfaction of certain events. Refer to Note 19 - Subsequent Events for further details.

Secured Credit Facility

In December 2022, the Company entered into a secured credit facility agreement with Kline Hill Partners IV SPV LLC and Kline Hill Partners Opportunity IV SPV LLC (“Secured Credit Facility”). The Secured Credit Facility agreement allows the Company to borrow up to 70% of the net amount of its eligible vendor purchase orders with a maximum amount of $10.0 million at any point in time. The purchase orders are backed by relevant customer sales orders which serves as collateral. The amounts drawn under the Secured Credit Facility may be reborrowed provided that the aggregate borrowing does not exceed $20.0 million. The repayment under the Secured Credit Facility is the borrowed amount multiplied by 1.15x if repaid within 75 days and borrowed amount multiplied by 1.175x if repaid after 75 days. The Company may prepay any borrowed amount without premium or penalty. Under the original terms, the Secured Credit Facility agreement was due to mature in April 2023. The Company is in the process of amending the Secured Credit Facility agreement to extend its maturity date.

At March 31, 2024, the balance outstanding was $12.7 million, including accrued financing cost of $5.0 million, and as of December 31, 2023, the balance outstanding was $12.2 million, including accrued financing cost of $4.5 million. The Company recognized interest expense of $0.5 million and $1.7 million related to the Secured Credit Facility during the thirteen-weeks ended March 31, 2024 and April 2, 2023, respectively. As of March 31, 2024, the total estimated fair value of the Secured Credit Facility approximated its carrying value. On May 1, 2024, the Company entered into an agreement with Kline Hill that will cancel this obligation upon satisfaction of certain events. Refer to Note 19 - Subsequent Events for further details.

Polar Settlement Agreement

In September 2023, in connection with the Mergers, the Company entered into a settlement and release agreement with Polar Multi-Strategy Master Fund (“Polar”) for the settlement of a working capital loan that had been made by Polar to the Sponsor, prior to the closing of the Mergers. The settlement agreement required the Company to pay Polar $0.5 million in ten equal monthly installments and did not accrue interest. As of December 31, 2023, the balance owed to Polar was $0.3 million all of which was paid in the period ended March 31, 2024.

Debt in CS Solis

As part of the Reorganization described in Note 1(a) Organization - Description of Business and Note 12 - Warrants, the Company received cash and recorded debt for an investment by Carlyle. The investment was made pursuant to a subscription agreement, under which Carlyle contributed $25.6 million in exchange for 100 Class B Membership Units of CS Solis and the Company contributed the net assets of Complete Solar, Inc. in exchange for 100 Class A Membership Units. The Class B Membership Units are mandatorily redeemable by the Company on the three-year anniversary of the effective date of the CS Solis amended and restated LLC agreement (February 14, 2025). The Class B Membership Units accrue interest that is payable upon redemption at a rate of 10.5% (which is structured as a dividend payable based on 25% of the investment amount measured quarterly), compounded annually, and subject to increases in the event the Company declares any dividends. In connection with the investment by Carlyle, the Company issued Carlyle a warrant to purchase 5,978,960 shares of the Company’s common stock at a price of $0.01 per share, of which, the purchase of 4,132,513 shares of the Company’s common stock is immediately exercisable. The Company has accounted for the mandatorily redeemable investment from Carlyle in accordance with ASC 480, Distinguishing Liabilities from Equity, and has recorded the investment as a liability, which was accreted to its redemption value under the effective interest method. The Company has recorded the warrants as a discount to the liability. Refer to Note 11 – Common Stock, for further discussion of the warrants issued in connection with the Class B Membership Units.

On July 17 and July 18, 2023, and in connection with obtaining consent for the Mergers, Legacy Complete Solaria, FACT and Carlyle entered into an Amended and Restated Consent to the Business Combination Agreement (“Carlyle Debt Modification Agreement”) and an amended and restated warrant agreement (“Carlyle Warrant Amendment”), which modified the terms of the mandatorily redeemable investment made by Carlyle in Legacy Complete Solaria.

The Carlyle Debt Modification Agreement accelerates the redemption date of the investment, which was previously February 14, 2025 and is now March 31, 2024 subsequent to the modification. The acceleration of the redemption date of the investment, resulted in the total redemption amount to be 1.3 times the principal at December 31, 2023. The redemption amount will increase to 1.4 times the original investment at March 31, 2024. Additionally, as part of the amendment, the parties entered into an amended and restated warrant agreement. As part of the Carlyle Warrant Amendment, Complete Solaria issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the Company’s unaudited condensed consolidated statements of operations and comprehensive loss.

The Company accounted for the modification of the debt due with CS Solis as a debt extinguishment in accordance with ASC 480 and ASC 470. As a result of the extinguishment, the Company recorded a loss on extinguishment, of $10.3 million in the thirteen-week period ended October 1, 2023. As of the modification date, the Company recorded the fair value of the new debt of $28.4 million as short-term debt with CS Solis. As of March 31, 2024, the debt has a redemption obligation of $35.8 million under the Carlyle Debt Modification Agreement. The debt in CS Solis is currently under negotiation.

The Company has recorded a liability of $35.8 million and $33.3 million included in short-term debt with CS Solis on its unaudited condensed consolidated balance sheets as of March 31, 2024 and December 31, 2023, respectively. For the thirteen-week periods ended March 31, 2024 and April 2, 2023, the Company has recorded accretion of the liability as interest expense of $2.5 million and $0.8 million, respectively, and made no payments of interest expense. For the thirteen-week periods ended March 31, 2024 and April 2, 2023 the Company recorded amortization of issuance costs as interest expense of zero and $0.3 million, respectively. As of March 31, 2024, the total estimated fair value of the Company’s debt with CS Solis was $35.8 million, which was estimated based on Level 3 inputs.

SAFE Agreements

First SAFE

On January 31, 2024, the Company entered into a simple agreement for future equity (the “First SAFE”) with the Rodgers Massey Freedom and Free Markets Charitable Trust (the “Purchaser”), a related party, in connection with the Purchaser investing $1.5 million in the Company. The First SAFE does not accrued interest. The First SAFE was initially convertible into shares of the Company’s common stock, par value $0.0001 per share, upon the initial closing of a bona fide transaction or series of transactions with the principal purpose of raising capital, pursuant to which the Company would have issued and sold shares of its common stock at a fixed valuation (an “Equity Financing”), at a per share conversion price which was equal to the lower of (i)(a) $53.54 million divided by (b) the Company’s capitalization immediately prior to such Equity Financing (such conversion price, the “SAFE Price”), and (ii) 80% of the price per share of its common stock sold in the Equity Financing. If the Company consummated a change of control prior to the termination of the First SAFE, the Purchaser would have been automatically entitled to receive a portion of the proceeds of such liquidity event equal to the greater of (i) $1.5 million and (ii) the amount payable on the number of shares of common stock equal to (a) $1.5 million divided by (b)(1) $53.54 million divided by (2) the Company’s capitalization immediately prior to such liquidity event (the “Liquidity Price”), subject to certain adjustments as set forth in the First SAFE. The First SAFE was convertible into a maximum of 1,431,297 shares of the Company’s common stock, assuming a per share conversion price of $1.05, which is the product of (i) $1.31, the closing price per share of the Company’s common stock on January 31, 2024, multiplied by (ii) 80%. On April 21, 2024, the Company entered into an amendment of the First SAFE which resulted in the First SAFE into shares of the Company’s common stock. Refer to Note 19 – Subsequent Events for further details.

Second SAFE

On February 15, 2024, the Company entered into a simple agreement for future equity (the “Second SAFE” and together with the First SAFE, the “SAFEs”) with the Purchaser, a related party, in connection with the Purchaser investing $3.5 million in the Company. The First SAFE does not accrued interest. The Second SAFE was initially convertible into shares of the Company’s common stock upon the initial closing of an Equity Financing at a per share conversion price which was equal to the lower of (i) the SAFE Price, and (ii) 80% of the price per share of Common Stock sold in the Equity Financing. If the Company consummated a change of control prior to the termination of the Second SAFE, the Purchaser would have been automatically entitled to receive an amount equal to the greater of (i) $3.5 million and (ii) the amount payable on the number of shares of Common Stock equal to $3.5 million divided by the Liquidity Price, subject to certain adjustments as set forth in the Second SAFE. The Second SAFE was convertible into a maximum of 3,707,627 shares of the Company’s common stock, assuming a per share conversion price of $0.94, which is the product of (i) $1.18, the closing per share price of its common stock on February 15, 2024, multiplied by (ii) 80%. On April 21, 2024, the Company entered into an amendment of the Second SAFE which resulted in the conversion of the Second SAFE into shares of the Company’s common stock. Refer to Note 19 – Subsequent Events for further details.

(15) Borrowing Arrangements

Notes payable, net, Convertible notes, net and convertible notes, net, due to related parties

As of December 31, 2023 and 2022, the Company’s notes payable and convertible notes consisted of the following (in thousands):

	As of December 31,
	2023	2022
2018 Bridge Notes	$11,031	$9,780
Revolver Loan	5,168	5,000
Secured Credit Facility	12,158	5,623
Polar Settlement Agreement	300	—
Total Notes payable	28,657	20,403
Debt in CS Solis	33,280	25,204
2022 Convertible Notes	—	3,434
2022 Convertible Notes due to related parties	—	15,510
Total notes payable and convertible notes, net	61,937	64,551
Less current portion	(61,937)	(20,403)
Notes payable and convertible notes, net of current portion	$—	$44,148

Notes Payable

2018 Bridge Notes

In December 2018, Solaria Corporation issued senior subordinated convertible secured notes (“2018 Notes”) totaling approximately $3.4 million in exchange for cash. The notes bear interest at the rate of 8% per annum and the investors are entitled to receive twice the face value of the 2018 Notes at maturity. The 2018 Notes are secured by substantially all of the assets of Solaria Corporation. In 2021, the 2018 Notes were amended extending the maturity date to December 13, 2022. In connection with the 2021 amendment, Solaria had issued warrants to purchase shares of Series E-1 redeemable convertible preferred stock of Solaria. The warrants were exercisable immediately in whole or in part at and expire on December 13, 2031. As part of the Business Combination with Complete Solar, all the outstanding warrants issued to the lenders were assumed by the parent company, Complete Solaria as discussed in Note 4 – Business Combination.

In December 2022, the Company entered into an amendment to the 2018 Bridge Notes extending the maturity date from December 13, 2022 to December 13, 2023, and the 2018 Notes remain outstanding as of December 31, 2023. In connection with the amendment, the 2018 Notes will continue to bear interest at 8% per annum and are entitled to an increased repayment premium from 110% to 120% of the principal and accrued interest at the time of repayment.

The Company concluded that the modification was a troubled debt restructuring as the Company was experiencing financial difficulty and the amended terms resulted in a concession to the Company. As the future undiscounted cash payments under the modified terms exceeded the carrying amount of the Solaria Bridge Notes on the date of modification, the modification was accounted for prospectively. The incremental repayment premium is being amortized to interest expense using the effective interest rate method. As of December 31, 2023 and December 31, 2022, the carrying value of the Bridge Notes was $11.0 million and $9.8 million, respectively. Interest expense recognized for fiscal years ended December 31, 2023 and 2022 was $1.2 million and $0.7 million, respectively. As of December 31, 2023, the carrying value of the 2018 Notes approximates their fair value.

Revolver Loan

In October 2020, Solaria entered into a loan agreement (“SCI Loan Agreement”) with Structural Capital Investments III, LP (“SCI”).

The SCI Loan Agreement is comprised of two facilities, a term loan (the “Term Loan”) and a revolving loan (the “Revolving Loan”) (together “Original Agreement”) for $5.0 million each with a maturity date of October 31, 2023. Both the Term Loan and the Revolving Loan were fully drawn upon closing. The Term Loan was repaid prior to the acquisition of Solaria by Complete Solar and was not included in the Business Combination.

The Revolving Loan has a term of thirty-six months, with the principal due at the end of the term and an annual interest rate of 7.75% or Prime rate plus 4.5%, whichever is higher. The SCI Loan Agreement requires the Company to meet certain financial covenants relating to the maintenance of specified restricted cash balance, achieve specified revenue targets and maintain specified contribution margins (“Financial Covenants”) over the term of the Revolving Loan. The Revolving Loan is collateralized by substantially all assets and property of the Company.

In the years ended December 31, 2022 and December 31, 2021, Solaria entered into several Amended and Restated Loan and Security Agreements with SCI to forbear SCI from exercising any rights and remedies available to it as a result of the Company not meeting certain Financial Covenants required by the Original Agreement. As a result of these amendments changes were made to the Financial Covenants, and Solaria recorded a total of $1.9 million amendment fees in Other Liabilities and this liability was included in the acquired liabilities for purchase price accounting.

Solaria had historically issued warrants to purchase shares of Series E-1 redeemable convertible preferred stock of Solaria (“SCI Series E-1 warrants”). The warrants were fully exercisable in whole or in part at any time during the term of the Original agreement. As part of the Business Combination with Complete Solar, all the outstanding SCI Series E-1 warrants were assumed by the parent company, Complete Solaria as discussed in Note 4 – Business Combination.

The Revolving Loan outstanding on the date of the Business Combination was fair valued at $5.0 million for the purpose of purchase price accounting discussed in Note 4 – Business Combination. The Revolving Loan principal balance at December 31, 2023 and December 31, 2022 amounted to $5.1 million and $5.0 million, respectively. Interest expense recognized for the fiscal year ended December 31, 2023 was $0.6 million. The Company was in compliance with all the Financial Covenants as of December 31, 2023.

In October 2023, the Company entered into an Assignment Agreement whereby Structural Capital Investments III, LP assigned the SCI debt to Kline Hill Partners Fund LP, Kline Hill Partners IV SPV LLC, Kline Hill Partners Opportunity IV SPV LLC, and Rodgers Massey Revocable Living Trust for a total purchase price of $5.0 million. The Company has identified this as a related party transaction, as discussed in Note 21 – Related Party Transactions. The SCI Revolving Loan continued to remain outstanding as of December 31, 2023 and is currently being renegotiated.

Secured Credit Facility

In December 2022, the Company entered into a secured credit facility agreement with Kline Hill Partners IV SPV LLC and Kline Hill Partners Opportunity IV SPV LLC. The secured credit facility agreement allows the Company to borrow up to 70% of the net amount of its eligible vendor purchase orders with a maximum amount of $10.0 million at any point in time. The purchase orders are backed by relevant customer sales orders which serves as collateral. The amounts drawn under the secured credit facility may be reborrowed provided that the aggregate borrowing does not exceed $20.0 million. The repayment under the secured credit facility is the borrowed amount multiplied by 1.15x if repaid within 75 days and borrowed amount multiplied by 1.175x if repaid after 75 days. The Company may prepay any borrowed amount without premium or penalty. Under the original terms, the secured credit facility agreement was due to mature in April 2023. The Company is in the process of amending the secured credit facility agreement to extend its maturity date.

At December 31, 2023, the balance outstanding was $12.2 million, including accrued financing cost of $4.5 million, and as of December 31, 2022, the balance outstanding was $5.6 million, including accrued financing cost of $0.1 million. The Company recognized interest expense of $3.5 million and $0.1 million related to the Secured Credit Facility during the fiscal years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the total estimated fair value of the Secured Credit Facility approximates its carrying value.

Polar Settlement Agreement

In September 2023, in connection with the Mergers, the Company entered into a settlement and release agreement with Polar Multi-Strategy Master Fund (“Polar”) for the settlement of a working capital loan that had been made by Polar to the Sponsor, prior to the closing of the Mergers. The settlement agreement requires the Company to pay Polar $0.5 million in ten equal monthly installments and does not accrue interest. During the fiscal year ended December 31, 2023, the Company paid $0.2 million, and as of December 31, 2023, $0.3 million remains outstanding.

Debt in CS Solis

As described above, as part of the reorganization of the Company in February 2022, the Company received an investment from Carlyle. The investment was made pursuant to a subscription agreement, under which Carlyle contributed $25.6 million in exchange for 100 Class B Membership Units of CS Solis and the Company contributed the net assets of Complete Solar, Inc. in exchange for 100 Class A Membership Units. The Class B Membership Units are mandatorily redeemable by the Company on the three-year anniversary of the effective date of the CS Solis amended and restated LLC agreement (February 14, 2025). The Class B Membership Units accrue interest that is payable upon redemption at a rate of 10.5% (which is structured as a dividend payable based on 25% of the investment amount measured quarterly), compounded annually, and subject to increases in the event the Company declares any dividends. In connection with the investment, the Company issued a warrant to purchase 5,978,960 shares of the Company’s common stock at a price of $0.01 per share, of which, 4,132,513 shares are immediately exercisable. The Company has accounted for the mandatorily redeemable investment from Carlyle in accordance with ASC 480, Distinguishing Liabilities from Equity, and has recorded the investment as a liability, which was accreted to its redemption value under the effective interest method. The Company has recorded the warrants as a discount to the liability. Refer to Note 13 – Common Stock, for further discussion of the warrants issued in connection with the Class B Membership Units.

On July 17 and July 18, 2023, and in connection with obtaining consent for the Mergers, Legacy Complete Solaria, FACT and Carlyle entered into an Amended and Restated Consent to the Business Combination Agreement (“Carlyle Debt Modification Agreement”) and an amended and restated warrant agreement (“Carlyle Warrant Amendment”), which modified the terms of the mandatorily redeemable investment made by Carlyle in Legacy Complete Solaria.

The Carlyle Debt Modification Agreement accelerates the redemption date of the investment, which was previously February 14, 2025 and is March 31, 2024 subsequent to the modification. The acceleration of the redemption date of the investment, resulted in the total redemption amount to be 1.3 times the principal at December 31, 2023. The redemption amount will increase to 1.4 times the original investment at March 31, 2024. Additionally, as part of the amendment, the parties entered into an amended and restated warrant agreement. As part of the Carlyle Warrant Amendment, Complete Solaria issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the consolidated statements of operations and comprehensive loss.

The Company accounted for the modification of the long-term debt due CS Solis as a debt extinguishment in accordance with ASC 480 and ASC 470. As a result of the extinguishment, the Company recorded a loss on extinguishment, of $10.3 million, which is recorded within other expense on the consolidated statements of operations and comprehensive loss. As of the modification date, the Company recorded the fair value of the new debt of $28.4 million as short-term debt in CS Solis, and the amount will have a redemption value of $35.8 million under the amended agreement.

The Company has recorded a liability of $33.3 million and zero included in short-term debt due CS Solis on the consolidated balance sheets as of December 31, 2023 and 2022, respectively. The Company recorded a liability of zero and $25.2 million included in long-term debt due CS Solis on the consolidated balance sheets as of December 31, 2023 and 2022, respectively. The Company has recorded accretion of the liability as interest expense of $7.2 million for the fiscal year ended December 31, 2023, and made payments of interest expense of $0.6 million during the fiscal year ended December 31, 2023. The Company has recorded accretion of the liability as interest expense of $2.4 million for the fiscal year ended December 31, 2022. Prior to the modification, during the fiscal years ended December 31, 2023 and 2022 the Company recorded amortization of issuance costs as interest expense of $0.7 million and $1.2 million, respectively. As of December 31, 2023, the total estimated fair value of the Company’s debt with CS Solis was $33.3 million, which was estimated based on Level 3 inputs.

2022 Convertible Notes

In connection with the Original Business Combination Agreement, the Company raised a series of convertible notes (“2022 Convertible Notes”) during the fiscal year ended December 31, 2022 with an aggregate purchase price of $12.0 million, and during the fiscal year ended December 31, 2023 for an additional total purchase price of $21.3 million. Additionally, as part of the acquisition of Solaria, the Company assumed a note from an existing investor for its fair value of $6.7 million. The note contained the same terms as the other 2022 Convertible Notes. The Company did not incur significant issuance costs associated with the 2022 Convertible Notes. The 2022 Convertible Notes accrued interest at a rate of 5% per annum. Immediately prior to the closing of the Mergers, the 2022 Convertible Notes were converted into the number of shares of common stock of Complete Solaria equal to (x) the principal amount together with all accrued interest of the 2022 Convertible Notes divided by 0.75, divided by (y) the price of a share of common stock of Complete Solaria used to determine the conversion ratio in the Amended and Restated Business Combination Agreement. This resulted in the issuance of 5,316,460 shares of Complete Solaria common stock to the noteholders and no debt remains outstanding associated with the 2022 Convertible Notes as of December 31, 2023.

The Company recognized interest expense of $0.7 million related to the 2022 Convertible Notes during the fiscal year ended December 31, 2023. The Company did not recognize any interest expense related to the 2022 Convertible Notes during the fiscal year ended December 31, 2022.

2019-A Convertible Notes

In 2019, the Company issued a series of convertible notes (“2019-A Convertible Notes”) for $0.1 million in proceeds, with immaterial debt issuance costs, and which were due and payable on demand by the holders after August 2020. The notes carried simple interest of 6.0% and contained a conversion feature whereby the notes would convert at 80% of the issuance price of the preferred shares in the next equity financing. The notes also contained other embedded features such as conversion options that were exercisable upon the occurrence of various contingencies. All of the embedded features were analyzed to determine whether they should be bifurcated and separately accounted for as a derivative. Pursuant to such analysis, the Company valued and bifurcated the share-settled redemption feature, which enabled the holders to convert the notes to the preferred shares at a predefined discount from the issuance price and recorded its initial fair value of less than $0.1 million as a discount on the convertible notes face amount. The debt discount was amortized to interest expense at a weighted-average effective interest rate of 17.6% through the maturity dates of the notes.

The fair value of the share-settled redemption feature was estimated based on a probability-weighted analysis of the discounted value of the notes converting under a Next Equity Financing, a change in control, default, or maturity, and the changes in fair value were recognized as a component of other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss. The Company recorded zero expense during the fiscal years ended December 31, 2023 and 2022, related to the change in the fair value of the convertible notes embedded derivative liability. The convertible notes were carried within the accompanying consolidated balance sheets at their original issuance value, net of unamortized debt discount and issuance costs. In March 2022, as part of the Company’s Series D Preferred Stock issuance, the 2019-A Convertible Notes converted into 62,500 shares of Series D-2 redeemable convertible preferred stock. The Company recognized a gain on the conversion of less than $0.1 million in other income (expense), net on the consolidated statements of operations and comprehensive loss. As the full carrying value of the note was converted to Series D Preferred Stock, the balance remaining for the note at December 31, 2022 and thereafter remained zero.

The Company did not recognize any interest expense related to the 2019-A Convertible Notes during the fiscal year ended December 31, 2023. Interest expense recognized related to the 2019-A Convertible Notes during the fiscal year ended December 31, 2022 was immaterial.

2020-A Convertible Notes

In 2020, the Company issued a series of convertible notes (“2020-A Convertible Notes”) for $3.8 million in proceeds, with immaterial debt issuance costs, and which were due and payable on demand by the holders after April 2021. The notes carried simple interest of 2.0% and contained a conversion feature whereby the notes would convert at 80% of the issuance price of the preferred shares in the next equity financing. The notes also contained other embedded features such as conversion options that were exercisable upon the occurrence of various contingencies. All of the embedded features were analyzed to determine whether they should be bifurcated and separately accounted for as a derivative. Pursuant to such analysis, the Company valued and bifurcated the share-settled redemption feature, which enables the holders to convert the notes to the preferred shares at a predefined discount from the issuance price and recorded its initial fair value of $0.5 million as a discount on the convertible notes face amount. The debt discount was amortized to interest expense at a weighted-average effective interest rate of 25.6% through the maturity dates of the notes.

The fair value of the share-settled redemption feature was estimated based on a probability-weighted analysis of the discounted value of the notes converting under a Next Equity Financing, a change in control, default, or maturity, and the changes in fair value were recognized as a component of other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss. The Company recorded zero in expense during the fiscal year ended December 31, 2023 and 2022, related to the change in the fair value of the convertible notes embedded derivative liability. The convertible notes were carried within the accompanying consolidated balance sheets at their original issuance value, net of unamortized debt discount and issuance costs. In March 2022, as part of the Company’s Series D Preferred Stock issuance, the 2020-A Convertible Notes converted into 785,799 shares of Series D-1 redeemable convertible preferred stock. The Company recognized a gain on the conversion of $0.9 million in other income (expense), net on the consolidated statements of operations and comprehensive loss. As the full carrying value of the note was converted to Series D Preferred Stock, the balance remaining for the note at December 31, 2022 and thereafter remained zero.

The Company did not recognize any interest expense related to the 2020-A Convertible Notes during the fiscal year ended December 31, 2023. Interest expense recognized during the fiscal year ended December 31, 2022 was immaterial.

2021 Promissory Notes

In July 2021, the Company issued a short-term promissory note for $0.5 million in proceeds, with immaterial debt issuance costs. The promissory note carried simple interest of 2.0% and was due and payable after February 2022. In February 2022, the Company repaid the 2021 Promissory Note.

In October 2021, the Company issued a short-term promissory note for $2.0 million in proceeds, with immaterial debt issuance costs. The promissory note contained a financing fee of $0.3 million, which was due and payable along with the principal amount in January 2022. In connection with the promissory note, the Company issued a warrant to purchase 50,000 shares of common stock at an exercise price of $0.01 per share. The principal and accrued interest of the note payable were repaid in January 2022, and no amounts remained outstanding as of December 31, 2022 and thereafter.

2021-A Convertible Notes

In 2020, the Company issued a series of convertible notes (“2021-A Convertible Notes”) for $4.3 million in proceeds, with immaterial debt issuance costs, and which are due and payable on demand by the holders after February 2022. The holders are existing investors and are not expected to demand cash settlement, as the Company expects to raise additional preferred financing under which the notes will convert into preferred shares. The notes carry simple interest of 2.0% and contained a conversion feature whereby the notes would convert at 80% of the issuance price of the preferred shares in the next equity financing. The notes also contained other embedded features such as conversion options that were exercisable upon the occurrence of various contingencies. All of the embedded features were analyzed to determine whether they should be bifurcated and separately accounted for as a derivative. Pursuant to such analysis, the Company valued and bifurcated the share-settled redemption feature, which enables the holders to convert the notes to the preferred shares at a predefined discount from the issuance price and recorded its initial fair value of $0.6 million as a discount on the convertible notes face amount. The debt discount was amortized to interest expense at a weighted-average effective interest rate of 18.1% through the maturity dates of the notes.

The fair value of the share-settled redemption feature was estimated based on a probability-weighted analysis of the discounted value of the notes converting under a Next Equity Financing, a change in control, default, or maturity, and the changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. The Company recorded zero in expense during the fiscal years ended December 31, 2023 and 2022, related to the change in the fair value of the convertible notes embedded derivative liability. The convertible notes were carried on the consolidated balance sheets at their original issuance value, net of unamortized debt discount and issuance costs. In March 2022, as part of the Company’s Series D Preferred Stock issuance, the 2021-A Convertible Notes converted into 869,640 shares of Series D-1 redeemable convertible preferred stock. The Company recognized a gain on the conversion of $0.8 million in other income (expense), net on the consolidated statements of operations and comprehensive loss. As the full carrying value of the note was converted to Series D Preferred Stock, the balance remaining for the note at December 31, 2022 and thereafter remained zero.

As part of the 2021-A Convertible Notes financing, the Company entered into an additional convertible note with an existing investor for $0.5 million. The note carried PIK interest of 3.0% and was due and payable on demand at any time after June 30, 2021. The note contained an embedded conversion feature, which allowed the holder to convert the note into a fixed number of shares of Series C-1 preferred stock at any time after June 30, 2021. The Company concluded the conversion feature was not required to be bifurcated as an embedded derivative liability, and the note was carried at its principal plus accrued PIK interest. As the full carrying value of the note was converted to Series D Preferred Stock, the balance remaining for the note at December 31, 2022 and thereafter remained zero.

The Company did not recognize any interest expense related to the 2021-A Convertible Notes during the fiscal year ended December 31, 2023. Interest expense recognized during the fiscal year ended December 31, 2022 was immaterial.

Current Insight Promissory Note

In January 2021, the Company issued a promissory note for a principal amount of $0.1 million in connection with the purchase of Current Insight, with immaterial debt issuance costs. The promissory note bears interest at 0.14% per annum and has equal monthly installments due and payable through the maturity date of January 2022. The principal and accrued interest were repaid in January 2022, and no amounts remained outstanding as of December 31, 2022 and thereafter.

SAFE Agreements

2019 SAFE

In September 2019, the Company issued the 2019 SAFE for $0.1 million in proceeds, with immaterial debt issuance costs. No interest was accrued on the 2019 SAFE. The 2019 SAFE contained conversion features that allowed the holder to convert the 2019 SAFE into shares of preferred stock upon the next equity financing, subject to a valuation cap. The 2019 SAFE was reported at fair value based on the probability-weighted expected return method (“PWERM”), which assigns value to the multiple settlement scenarios based on the probability of occurrence. The fair value of the 2019 SAFE was $0.2 million as of December 31, 2021. In March 2022, the Company converted the 2019 SAFE into 48,258 shares of Series D-3 redeemable convertible preferred stock. The Company recognized a gain on the conversion of the 2019 SAFE of less than $0.1 million in other income (expense), net on the consolidated statements of operations and comprehensive loss. As the full carrying value of the SAFE was converted to Series D Preferred Stock, the balance remaining for the SAFE at December 31, 2022 and thereafter remained zero.

2021 SAFE

In December 2021, the Company issued the 2021 SAFE for $5.0 million in proceeds, with immaterial debt issuance costs. No interest is accrued on the 2021 SAFE. The 2021 SAFE contained conversion features that allowed the holder to convert the 2021 SAFE into shares of preferred stock upon the next equity financing, subject to a valuation cap. The 2019 SAFE was reported at fair value based on the PWERM, which assigns value to the multiple settlement scenarios based on the probability of occurrence. The fair value of the 2021 SAFE was $6.3 million as of December 31, 2021. In March 2022, the Company converted the 2021 SAFE into 1,005,366 shares of Series D-1 redeemable convertible preferred stock. The Company recognized a gain on the conversion of the 2021 SAFE of $1.4 million in other income (expense), net on the consolidated statements of operations and comprehensive loss. As the full carrying value of the SAFE was converted to Series D Preferred Stock, the balance remaining for the SAFE at December 31, 2022 and thereafter remained zero.

Solaria SAFE

As part of the acquisition of Solaria (refer to Note 4 – Business Combination) the Company acquired the Solaria SAFEs. The number of shares to be issued upon conversion of the SAFE notes contained various features to convert or redeem the Solaria SAFEs in the event of an equity financing, public offering, change of control or a dissolution event.

The Company historically elected to account for all of the SAFE notes at estimated fair value pursuant to the fair value option and recorded the change in estimated fair value as other income (expense), net in the consolidated statements of operations and comprehensive loss until the notes are converted or settled. The SAFE notes were amended through the SAFE Assumption Amendment, Assignment and Assumption Agreement on November 4, 2022, as part of the Business Combination with Complete Solar, whereby all the SAFE notes were assumed by Complete Solar. As part of the purchase price accounting discussed in Note 3 – Reverse Recapitalization, the estimated fair value of the SAFE notes was determined to be $60.5 million. Post consummation of the Business Combination the SAFE notes were converted to 8,171,662 shares of Series D-8 preferred stock as discussed in Note 4 – Business Combination.